Finance Costs - Schedule of Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest expense:
Bank borrowings	$ 599,377	$ 564,250	$ 556,041
Loan from shareholders (refer to note 37)	113,549	253,469	278,013
Lease liabilities	19,582	346	1,219
Total finance costs	$ 732,508	$ 818,065	$ 835,273